General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.

Scinai Immunotherapeutics LTD (the “Company”), operations focuses on: an innovative R&D and a Contract Development and Manufacturing Organization (“CDMO”) (please see section e). The R&D focuses on: (i) managing and guiding a research contract with the Max Planck Society (“MPG”), the parent organization of the Max Planck Institute for Multidisciplinary Sciences, and the University Medical Center Gottingen (“UMG”), both located in Germany; and (ii) developing licensed drug candidates throughout the pre-clinical and clinical steps required for drug approval. The CDMO focuses on providing drug development and manufacturing services to small biotech companies. The Company was incorporated on July 21, 2003 in Israel and started its activity on March 31, 2005. In June 2007, the Company completed an initial public offering of its ordinary shares on the Tel Aviv Stock Exchange (TASE) and then voluntarily delisted from the TASE in January 2018. In May 2015, the Company completed an initial public offering of American Depositary Shares (“ADS”) on the Nasdaq Capital Market. The Company’s principal executive offices and main laboratories are located in Jerusalem, Israel.

The “Iron Swords” conflict, which began in October 2023, had a moderate impact on the Company’s operations for the year ended December 31, 2024. Some employees were called to reserve duty, causing temporary workforce shortages. In addition, the unstable environment made capital raising efforts more challenging.

b.	On December 22, 2021, the Company signed an exclusive, worldwide, license agreement with MPG and UMG for the development and commercialization of an innovative COVID-19 VHH antibody fragment () therapy and an accompanying research collaboration agreement with MPG and UPG in support of the such COVID-19 nanoAb. The agreements became effective January 1, 2022 and provide for an upfront payment, development and sales milestones and royalties based on sales and sharing of sublicense revenues.

c.	On March 23, 2022, the Company signed a broader research collaboration agreement (“RCA”) with MPG and UMG covering the discovery, selection and characterization of additional nanoAbs for several other molecular targets that can leverage the nanoAbs’ unique and strong binding affinity, stability at high temperatures, and potential for more effective and convenient routes of administration. These targets are the basis for validated and currently marketed monoclonal antibodies, including for conditions such as psoriasis, asthma, macular degeneration, and psoriatic arthritis. Pursuant to the RCA, the Company has an exclusive option for exclusive license agreement for the development and commercialization of each of the nanoAbs covered by the agreement with MPG and UMG

d.	On September 6, 2023, the Company announced the change of its corporate name from BiondVax Pharmaceuticals Ltd. to Scinai Immunotherapeutics Ltd.
e.	On September 6, 2023, the Company also announced the launch of a new business named Scinai Bioservices to serve as a CDMO, offering a multitude of drug development services to support small biotech companies through drug development as well as GMP manufacturing for clinical trials. In October 2023, the CDMO signed its first contract to provide R&D services to a biotech client and since then has signed a contract with several other clients, and the Company is in advanced contract discussions with additional potential clients.

The CDMO business is still in its early stages, and its success is dependent on contracting with additional clients, which is not certain, could take some time and may require additional funds to finance such operations in the interim. As detailed under f., below the Company also have liquidity issues. Accordingly, there is uncertainty regarding the Company’s ability to generate future positive cash flows from such operations to support the carrying value of the CDMO facility. If the Company is not successful in generating positive cash flows from such operations, the carrying value of the CDMO plant may be considered impaired, which may result in significant charges to the Company’s statement of operations.

In December 2024, the company established a U.S.-based subsidiary for the CDMO business unit operating under the name Scinai Bioservices Inc. has remained without activity since its inception.

f.

As of December 31, 2024, the Company’s cash and cash equivalents totaled $1,964. In the year ended December 31, 2024, the Company had an operating loss of $8,638 and negative cash flows from operating activities of $6,335. The Company’s current cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least one year from the filing date of the financial statements. Those factors raise substantial doubt about the Company’s ability to continue as a going concern. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. While the Company has successfully raised funds in the past, there is no assurance that it will be able to do so in the future. The inability to borrow or raise sufficient funds on commercially reasonable terms, would have serious consequences on the Company’s financial condition and results of operations.

The Company’s current operating budget includes various assumptions concerning the level and timing of cash receipts and cash outlays for operating expenses and capital expenditures. The Company is planning to finance its operations from its existing working capital resources and additional sources of capital and financing that are in the advanced planning phase. In addition, the Company has implemented a cost-saving plan intended to reduce operating expenses and extend its cash runway. However, there is no assurance that additional capital and/or financing will be available to the Company, and even if available, whether it will be on terms acceptable to the Company or in amounts required.

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. The financial statements for the year ended December 31, 2024, do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.